CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2014	Jun. 30, 2013
Accounts receivable, allowance for doubtful accounts	$ 443,858	$ 690,065
Other receivables, allowance for doubtful accounts	$ 250,100	$ 233,950
Preferred stock, shares authorized	2,000,000	2,000,000
Preferred stock par value	$ 0	$ 0
Preferred stock, shares issued	0	0
Common stock, shares authorized	50,000,000	50,000,000
Common stock par value	$ 0	$ 0
Common stock, shares issued	5,229,032	4,829,032
Common stock, shares outstanding	5,103,841	4,703,841
Treasury stock, shares	125,191	125,191